Not FDIC Insured May Lose Value No Bank Guarantee
132-Q1PH
See Notes to Statements of Investments.

Statement of Investments
(unaudited)
Franklin Floating Rate Income Fund 2
Franklin Floating Rate Master Series 13
Notes to Statements of Investments 29

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), October 31, 2021
Franklin Floating Rate Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 7.8%
Hotels, Restaurants & Leisure 0.0%
†
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 183,508
Machinery 0.2%
a
UTEX Industries, Inc. .................................. United States 32,616 1,630,800
Oil, Gas & Consumable Fuels 5.2%
a,b
Quarternorth Energy Holding, Inc. ......................... United States 331,161 34,606,325
Paper & Forest Products 2.3%
a,b,c,d
Appvion Operations, Inc. ................................ United States 597,419 15,319,853
Road & Rail 0.1%
a,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 923,324
Total Common Stocks (Cost $77,847,044) ......................................
52,663,810
Preferred Stocks 0.1%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 625,791
a
Total Preferred Stocks (Cost $281,502) .........................................
625,791
Warrants
Warrants 2.6%
Machinery 0.0%
†
a,c
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 5,958
Oil, Gas & Consumable Fuels 2.6%
a,b
Quarternorth Energy Holding, Inc., 2/01/49 .................. United States 157,945 17,216,005
Total Warrants (Cost $—) .....................................................
17,221,963
Principal
Amount
*
Corporate Bonds 2.2%
Road & Rail 2.2%
c,e
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 14,108,720 14,449,822
Total Corporate Bonds (Cost $16,118,292) ......................................
14,449,822
a
f
Senior Floating Rate Interests 85.6%
Aerospace & Defense 1.4%
AI Convoy (Luxembourg) SARL , USD Term Loan, B , 4.5% , ( 2-month
USD LIBOR + 3.5%; 6-month USD LIBOR + 3.5% ), 1/18/27 .... Luxembourg 2,167,147 2,174,429
e
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 5,371,180 5,367,366
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,360,304 1,331,044
2020 Term Loan, B2, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 731,346 715,615
9,588,454
a a a a a a
Air Freight & Logistics 0.5%
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 4.5% ,
( 1-month USD LIBOR + 3.75% ), 3/24/26 .................. United States 3,346,188 3,348,280

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Airlines 4.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 2,081,462 $ 2,170,580
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 1,741,860 1,762,545
Allegiant Travel Co. , Replacement Term Loan , 3.124% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 2,069,190 2,059,496
American Airlines, Inc. , 2018 Replacement Term Loan , 1.838% ,
( 1-month USD LIBOR + 1.75% ), 6/27/25 .................. United States 8,785,510 8,520,320
Kestrel Bidco, Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 6,872,134 6,773,896
SkyMiles IP Ltd. (Delta Air Lines, Inc.) , Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 1,946,261 2,074,928
United AirLines, Inc. , Term Loan, B , 4.5% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 4,027,263 4,089,826
27,451,591
a a a a a a
Auto Components 2.5%
Adient US LLC , Term Loan, B1 , 3.587% , ( 1-month USD LIBOR +
3.5% ), 4/10/28 ...................................... United States 5,446,350 5,455,091
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 10/04/28 ................. United States 674,830 675,673
First Brands Group LLC ,
First Lien, 2021 Term Loan, 6%, (3-month USD LIBOR + 5%),
3/30/27 ........................................... United States 4,758,472 4,810,815
Second Lien, 2021 Term Loan, 9.5%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 2,000,000 2,025,000
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
5.25% , ( 1-month USD LIBOR + 4.5% ), 11/09/27 ............. United States 1,723,498 1,731,572
Truck Hero, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR +
3.25% ), 1/31/28 ..................................... United States 1,783,854 1,778,280
16,476,431
a a a a a a
Automobiles 1.8%
American Trailer World Corp. , First Lien, Initial Term Loan , 4.5% ,
( 1-month USD LIBOR + 3.75% ), 3/03/28 .................. United States 3,657,889 3,647,610
Thor Industries, Inc. , USD Term Loan, B1 , 3.125% , ( 1-month USD
LIBOR + 3% ), 2/01/26 ................................ United States 8,336,941 8,360,410
12,008,020
a a a a a a
Banks 0.8%
Finastra Ltd. , First Lien, Dollar Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 5,274,532 5,255,200
Beverages 0.8%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,661,111 3,631,383
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 1,545,284 1,544,936
5,176,319
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Capital Markets 1.9%
Citadel Securities LP , 2021 Term Loan , 2.587% , ( 1-month USD
LIBOR + 2.5% ), 2/02/28 ............................... United States 3,243,451 $ 3,219,384
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 4.25% , ( 1-month USD LIBOR + 3.5% ), 4/07/28 .... United States 2,004,975 2,006,740
Jane Street Group LLC , Dollar Term Loan , 2.837% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 2,828,341 2,802,277
Russell Investments US Institutional Holdco, Inc. , 2025 Term Loan ,
4.5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 .............. United States 4,931,956 4,955,852
12,984,253
a a a a a a
Chemicals 2.4%
CPC Acquisition Corp. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 12/29/27 ......................... United States 2,744,237 2,744,237
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 3.587% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 3,980,758 3,935,975
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 3.25% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 868,758 869,662
g
LSF11 A5 Holdco LLC , Term Loan , 4.25% , ( 3-month USD LIBOR +
3.75% ), 10/15/28 .................................... United States 361,250 361,322
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 3.587% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 1,330,974 1,329,038
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 ............... United States 5,063,416 5,073,694
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.5% ), 8/02/28 ................... United States 1,608,632 1,609,637
15,923,565
a a a a a a
Commercial Services & Supplies 3.0%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 1,800,000 1,801,314
APX Group, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR +
3.5% ), 7/10/28 ...................................... United States 2,072,058 2,068,173
CCI Buyer, Inc. , First Lien, Initial Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 12/17/27 ............................. United States 1,833,523 1,841,362
Madison IAQ LLC , Term Loan , 3.75% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 1,512,627 1,511,364
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 3.5% , ( 1-month USD LIBOR + 2.75%; 3-month
USD LIBOR + 2.75% ), 9/23/26 .......................... United States 4,245,651 4,243,485
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,071,538 1,076,044
g
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 5.126% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 7,598,498 7,315,112
19,856,854
a a a a a a
Communications Equipment 0.4%
CommScope, Inc. , Initial Term Loan , 3.337% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 2,713,378 2,681,591
Construction & Engineering 0.4%
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.25% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 2,402,973 2,403,357

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Construction Materials 0.6%
Park River Holdings, Inc. , First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 12/28/27 ......................... United States 1,890,497 $ 1,885,336
White Cap Buyer LLC , Initial Closing Date Term Loan , 4.5% ,
( 1-month USD LIBOR + 4% ), 10/19/27 .................... United States 2,051,831 2,058,827
3,944,163
a a a a a a
Containers & Packaging 2.1%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
4.5% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 ............. United States 2,841,888 2,852,759
Kleopatra Finco SARL , USD Term Loan, B , 5.25% , ( 6-month USD
LIBOR + 4.75% ), 2/12/26 .............................. Luxembourg 1,974,234 1,969,298
Mauser Packaging Solutions Holding Co. , Initial Term Loan , 3.337% ,
( 1-month USD LIBOR + 3.25% ), 4/03/24 .................. United States 8,212,878 8,010,143
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 4% , ( 1-month USD
LIBOR + 3.5% ), 9/24/28 ............................... United States 1,378,215 1,377,643
14,209,843
a a a a a a
Diversified Consumer Services 0.7%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 3,813,493 3,785,139
WW International, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR
+ 3.5% ), 4/13/28 .................................... United States 997,500 987,316
4,772,455
a a a a a a
Diversified Financial Services 1.7%
g,h
Astra Acquisition Corp. , Term Loan , TBD, 10/25/28 ............ United States 2,957,276 2,887,040
Mercury Borrower, Inc. , First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.5% ), 8/02/28 ........................... United States 3,162,974 3,158,230
Red Planet Borrower LLC , Initial Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.75% ), 10/02/28 ............................. United States 1,661,935 1,658,046
Verscend Holding Corp. , Term Loan, B1 , 4.087% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 3,530,335 3,540,626
11,243,942
a a a a a a
Diversified Telecommunication Services 1.3%
Altice France SA , USD Incremental Term Loan, B13 , 4.125% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 2,317,229 2,310,949
Global Tel*Link Corp. , First Lien, Term Loan , 4.337% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 6,689,621 6,421,434
8,732,383
a a a a a a
Electric Utilities 0.1%
Astoria Energy LLC , 2020 Advance Term Loan, B , 4.5% , ( 3-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 732,169 734,849
Electronic Equipment, Instruments & Components 0.3%
Verifone Systems, Inc. , First Lien, Initial Term Loan , 4.129% ,
( 3-month USD LIBOR + 4% ), 8/20/25 ..................... United States 2,269,152 2,225,822
Energy Equipment & Services 0.1%
Brand Energy & Infrastructure Services, Inc. , Initial Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.25% ), 6/21/24 ............. United States 997,396 990,584

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Entertainment 1.6%
Banijay Entertainment SAS , USD Term Loan, B , 3.83% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 5,119,037 $ 5,111,563
Diamond Sports Group LLC , Term Loan , 3.34% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 5,888,572 3,135,665
Lions Gate Capital Holdings LLC , 2023 Term Loan, A , 1.837% ,
( 1-month USD LIBOR + 1.75% ), 3/22/23 .................. United States 698,044 695,427
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.84% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 1,988,021 1,954,334
10,896,989
a a a a a a
Food & Staples Retailing 0.8%
GNC Holdings, Inc. , Second Lien, Term Loan , 6.084% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 5,752,196 5,395,071
Food Products 0.2%
g,h
Primary Products Finance LLC , Term Loan , TBD, 1/01/38 ....... United States 1,149,092 1,155,199
Health Care Equipment & Supplies 0.5%
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 1,307,227 1,310,658
Medline Borrower LP , Initial Dollar Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 10/23/28 ............................. United States 1,773,590 1,776,916
3,087,574
a a a a a a
Health Care Providers & Services 8.4%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 3.625%, (1-month USD
LIBOR + 3.125%), 12/23/27 ............................ United States 4,240,850 4,215,341
Amendment No. 5 Incremental Term Loan, 4%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 1,110,319 1,111,112
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 ............. United States 1,741,898 1,741,218
CNT Holdings I Corp. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 3,484,972 3,494,921
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 4,063,600 4,086,742
Global Medical Response, Inc. , 2018 New Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 2,198,926 2,192,055
Heartland Dental LLC , 2021 Incremental Term Loan , 4.086% ,
( 1-month USD LIBOR + 4% ), 4/30/25 ..................... United States 1,883,156 1,881,584
ICON plc , Term Loan , 3% , ( 3-month USD LIBOR + 2.5% ), 7/03/28 .
Luxembourg 1,286,180 1,287,788
MPH Acquisition Holdings LLC , Initial Term Loan , 4.75% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 2,250,508 2,199,253
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.75%;
3-month USD LIBOR + 3.75%), 3/02/28 ................... United States 3,693,994 3,676,540
First Lien, Initial Term Loan, C, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 116,618 116,067
Second Lien, Initial Term Loan, 8%, (3-month USD LIBOR +
7.25%), 3/02/29 ..................................... United States 2,000,000 2,011,250

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Health Care Providers & Services (continued)
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
3.837% , ( 1-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 7,327,138 $ 7,301,932
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 3.586% ,
( 1-month USD LIBOR + 3.5% ), 3/05/26 ................... United States 2,453,068 2,446,641
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan , 4.121% ,
( 3-month USD LIBOR + 4% ), 6/22/26 ..................... United States 1,566,079 1,568,366
g
Radiology Partners, Inc. , First Lien, Term Loan, B , 4.335% , ( 1-month
USD LIBOR + 4.25% ), 7/09/25 .......................... United States 3,660,774 3,661,030
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 2,375,893 2,377,532
g
U.S. Renal Care, Inc. , Initial Term Loan , 5.125% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 6,725,285 6,689,978
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 4.087% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 4,450,017 4,461,164
56,520,514
a a a a a a
Hotels, Restaurants & Leisure 2.2%
e
24 Hour Fitness Worldwide, Inc. , Term Loan , 5.146% , PIK, ( 3-month
USD LIBOR + 5% ), 12/29/25 ........................... United States 4,074,492 3,028,500
Bally's Corp. , Term Loan, B , 3.75% , ( 1-month USD LIBOR + 3.25% ),
10/02/28 .......................................... United States 3,792,159 3,793,107
Caesars Resort Collection LLC , Term Loan, B , 2.837% , ( 1-month
USD LIBOR + 2.75% ), 12/23/24 ......................... United States 2,547,778 2,538,580
Golden Nugget, Inc. , Initial Term Loan, B , 3.25% , ( 3-month USD
LIBOR + 2.5% ), 10/04/23 .............................. United States 2,165,840 2,157,815
IRB Holding Corp. , Fourth Amendment Incremental Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 ............ United States 728,352 729,201
Raptor Acquisition Corp. , First Lien, Term Loan, B , 4.75% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 1,304,991 1,313,311
Whatabrands LLC , Initial Term Loan, B , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 8/03/28 .............................. United States 1,425,390 1,426,345
14,986,859
a a a a a a
Household Durables 1.1%
g,h
Astro One Acquisition Corp. , Term Loan , TBD, 10/20/28 ......... United States 2,400,000 2,386,512
Osmosis Buyer Ltd. , Initial Term Loan, B , 4.5% , ( 1-month USD
LIBOR + 4% ), 7/31/28 ................................ United States 2,664,353 2,677,395
Playtika Holding Corp. , Term Loan, B1 , 2.837% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 1,984,410 1,983,785
VC GB Holdings I Corp. , First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.5% ), 7/21/28 ........................... United States 704,706 702,884
7,750,576
a a a a a a
Household Products 0.3%
c,e,i
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 3-month USD LIBOR
+ 10% ), 5/16/22 ..................................... United States 13,747,598 1,852,861
Insurance 2.8%
Acrisure LLC ,
First Lien, 2020 Term Loan, 3.632%, (3-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 1,826,096 1,805,095
First Lien, 2021-1 Additional Term Loan, 4.25%, (3-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 913,043 911,519
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 3.337%, (1-month USD LIBOR + 3.25%),
5/09/25 ........................................... United States 4,150,538 4,120,488
2020 New Term Loan, 4.25%, (1-month USD LIBOR + 3.75%),
11/05/27 .......................................... United States 548,413 548,413

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Insurance (continued)
Alliant Holdings Intermediate LLC, (continued)
g,h
Term Loan, B4, TBD, 11/19/27 .......................... United States 1,827,905 $ 1,826,305
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 3.587%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 2,350,411 2,337,683
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%), 2/12/27 ... United States 1,007,937 1,006,803
Asurion LLC ,
Second Lien, New Term Loan, B3, 5.337%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 41,007 40,901
g
Second Lien, New Term Loan, B4, 5.337%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 6,440,140 6,419,339
19,016,546
a a a a a a
Internet & Direct Marketing Retail 0.3%
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 1,424,313 1,429,063
First Lien, Amendment No. 2 Initial Term Loan, 3.587%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 793,798 792,005
2,221,068
a a a a a a
IT Services 8.7%
Aptean Acquiror, Inc. , First Lien, Initial Term Loan , 4.337% , ( 1-month
USD LIBOR + 4.25% ), 4/23/26 .......................... United States 5,005,806 5,004,755
Arches Buyer, Inc. , Refinancing Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 12/06/27 ............................. United States 1,908,600 1,902,636
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 5.5%, (3-month USD LIBOR + 4.5%),
11/01/24 .......................................... United States 13,575,154 13,018,980
Second Lien, Initial Term Loan, 9.25%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 10,230,865
Barracuda Networks, Inc. , First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 3,274,148 3,283,201
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 4.75% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 6,311,451 6,334,677
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 4.75% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 2,114,186 2,124,101
Peraton Corp. , First Lien, Term Loan, B , 4.5% , ( 1-month USD LIBOR
+ 3.75% ), 2/01/28 ................................... United States 3,763,362 3,777,174
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.09% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 10,095,233 10,120,471
Thrasio LLC , Initial Term Loan , 8% , ( 3-month USD LIBOR + 7% ),
12/18/26 .......................................... United States 2,244,347 2,244,347
58,041,207
a a a a a a
Leisure Products 0.5%
g
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 3,450,176 3,412,448
Life Sciences Tools & Services 0.2%
ICON plc , U.S. Term Loan , 3% , ( 3-month USD LIBOR + 2.5% ),
7/03/28 ........................................... Ireland 320,453 320,853
g,h
Parexel International Corp. , Term Loan , TBD, 8/11/28 .......... United States 838,855 840,369
1,161,222
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Machinery 0.8%
g
ASP Blade Holdings, Inc. , Initial Term Loan , 4.5% , ( 1-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 794,297 $ 796,613
Tiger Acquisition LLC , First Lien, Initial Term Loan , 3.75% , ( 3-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 1,148,483 1,142,384
TK Elevator Midco GmbH , USD Term Loan, B1 , 4% , ( 6-month USD
LIBOR + 3.5% ), 7/30/27 ............................... Germany 2,734,972 2,742,876
UTEX Industries, Inc. ,
First Out Term Loan, 8.5%, (1-month USD LIBOR + 7%), 12/03/24 United States 185,712 187,260
e
Second Out Term Loan, 5.75%, PIK, (1-month USD LIBOR +
3.75%), 12/03/25 .................................... United States 210,079 208,133
5,077,266
a a a a a a
Media 4.6%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 5,344,068 5,378,296
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.629% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 6,200,195 6,110,385
CSC Holdings LLC , March 2017 Refinancing Term Loan , 2.34% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 976,982 956,681
g
McGraw-Hill Education, Inc. , Initial Term Loan , 5.25% , ( 1-month USD
LIBOR + 4.75% ), 7/28/28 .............................. United States 5,248,572 5,217,946
g,h
Radiate Holdco LLC , Covenant-lite Term Loan, B , TBD, 9/25/26 ... United States 4,053,538 4,048,248
Radiate HoldCo LLC , Term Loan, B , 4.25% , ( 1-month USD LIBOR +
3.5% ), 9/25/26 ...................................... United States 671,275 670,399
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 4%, (1-month
USD LIBOR + 3.25%), 3/15/26 .......................... United States 2,904,120 2,907,750
g,h
Term Loan, B, TBD, 5/05/28 ............................ United States 2,000,000 2,001,560
Virgin Media Bristol LLC , Term Loan, Q , 3.34% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,556,664 3,559,385
30,850,650
a a a a a a
Metals & Mining 0.8%
g
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 5,216,607 5,125,316
Multiline Retail 0.2%
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% , ( 3-month
USD LIBOR + 4.75% ), 3/10/26 .......................... United States 1,280,249 1,289,851
Oil, Gas & Consumable Fuels 2.2%
b
Quarternorth Energy Holding, Inc. , Second Lien, Initial New Term
Loan , 9% , ( 3-month USD LIBOR + 8% ), 8/27/26 ............. United States 14,898,885 15,001,314
Personal Products 0.9%
Conair Holdings LLC , First Lien, Initial Term Loan , 4.25% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 476,115 476,660
Coty, Inc. , USD Term Loan, B , 2.337% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 1,922,373 1,898,343
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 3,542,200 3,553,730
5,928,733
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Pharmaceuticals 0.3%
Bausch Health Cos., Inc. , Initial Term Loan , 3.087% , ( 1-month USD
LIBOR + 3% ), 6/02/25 ................................ United States 558,676 $ 558,039
Organon & Co. , Dollar Term Loan , 3.5% , ( 3-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 1,396,500 1,401,450
1,959,489
a a a a a a
Professional Services 0.5%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 938,902 944,479
CHG Healthcare Services, Inc. , First Lien, Term Loan , 4% , ( 3-month
USD LIBOR + 3.5% ), 9/29/28 ........................... United States 790,620 791,956
g,h
Medical Solutions LLC , Term Loan , TBD, 10/06/28 ............. United States 1,081,634 1,083,662
UKG, Inc. , First Lien, 2021 Incremental Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 5/04/26 .......................... United States 355,403 356,441
3,176,538
a a a a a a
Real Estate Management & Development 0.0%
†
Cushman & Wakefield U.S. Borrower LLC , Replacement Term Loan ,
2.837% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 321,559 319,850
Road & Rail 1.9%
Avis Budget Car Rental LLC , New Term Loan, B , 1.84% , ( 1-month
USD LIBOR + 1.75% ), 8/06/27 .......................... United States 5,708,526 5,596,154
Ventia Midco Pty. Ltd. , 2017 Refinancing USD Term Loan, B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 7,178,119 7,218,531
12,814,685
a a a a a a
Software 13.1%
athenahealth, Inc. , First Lien, Term Loan, B1 , 4.377% , ( 3-month USD
LIBOR + 4.25% ), 2/11/26 .............................. United States 6,945,614 6,976,002
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 6,903,667 6,828,900
g,h
Bali Finco, Inc. , Term Loan , TBD, 6/30/26 ................... United States 2,278,541 2,245,787
Cloudera, Inc. ,
First Lien, Initial Term Loan, 4.25%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 1,576,970 1,576,481
Second Lien, Initial Term Loan, 6.5%, (1-month USD LIBOR + 6%),
10/08/29 .......................................... United States 672,004 674,524
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 3,021,190 3,020,812
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 4.087%, (1-month USD LIBOR + 4%),
10/16/26 .......................................... United States 5,591,890 5,602,039
Second Lien, First Amendment Refinancing Term Loan, 7.087%,
(1-month USD LIBOR + 7%), 2/19/29 ..................... United States 1,180,457 1,194,369
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 3,798,065 3,814,093
Greeneden U.S. Holdings I LLC , 2020 Initial Dollar Term Loan ,
4.75% , ( 1-month USD LIBOR + 4% ), 12/01/27 .............. United States 2,211,642 2,219,239
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 4.25%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 405,529 406,395
Second Lien, 2021 Refinancing Term Loan, 7%, (1-month USD
LIBOR + 6.25%), 7/07/25 .............................. United States 83,333 84,583

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Software (continued)
g
Idera, Inc. , First Lien, Term Loan, B1 , 4.5% , ( 3-month USD LIBOR +
3.75% ), 3/02/28 ..................................... United States 4,901,982 $ 4,902,497
IGT Holding IV AB , Term Loan, B2 , 4.25% , ( 3-month USD LIBOR +
3.75% ), 3/31/28 ..................................... Sweden 1,480,910 1,482,761
Ivanti Software, Inc. ,
First Lien, First Amendment Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 250,374 250,166
First Lien, Initial Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 12/01/27 .................................... United States 4,925,250 4,929,855
LogMeIn, Inc. , First Lien, Initial Term Loan , 4.834% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 6,469,729 6,468,726
MA Financeco LLC , Term Loan, B4 , 5.25% , ( 3-month USD LIBOR +
4.25% ), 6/05/25 ..................................... United States 243,750 246,112
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 4.25%, (1-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 3,767,000 3,738,860
Second Lien, Initial Term Loan, 7%, (1-month USD LIBOR + 6.5%),
10/15/29 .......................................... United States 428,571 432,804
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 5,664,900 5,684,784
Quest Software US Holdings, Inc. , First Lien, Initial Term Loan ,
4.379% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 7,493,499 7,495,522
RealPage, Inc. , First Lien, Initial Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 4/24/28 .............................. United States 2,250,000 2,247,953
Rocket Software, Inc. , First Lien, Initial Term Loan , 4.337% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 3,110,408 3,104,576
Sovos Compliance LLC , First Lien, Initial Term Loan , 5% , ( 3-month
USD LIBOR + 4.5% ), 8/11/28 ........................... United States 699,104 704,127
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 4,862,735 4,887,048
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 6,462,979 6,467,050
87,686,065
a a a a a a
Specialty Retail 3.6%
Evergreen AcqCo 1 LP , Initial Term Loan , 6.5% , ( 3-month USD
LIBOR + 5.75% ), 4/26/28 .............................. United States 2,018,596 2,035,411
Great Outdoors Group LLC , Term Loan, B1 , 5% , ( 3-month USD
LIBOR + 4.25% ), 3/06/28 .............................. United States 8,055,848 8,092,784
Michaels Cos., Inc. (The) , Term Loan, B , 5% , ( 3-month USD LIBOR
+ 4.25% ), 4/15/28 ................................... United States 7,451,325 7,450,170
Rent-A-Center, Inc. , 2021 Initial Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 2/17/28 .............................. United States 2,690,033 2,702,650
g,h
Restoration Hardware, Inc. , Initial Term Loan , TBD, 10/20/28 ..... United States 2,489,058 2,489,580
SRS Distribution, Inc. , 2021 Refinancing Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 6/02/28 .................. United States 470,065 470,652
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 637,574 639,172
23,880,419
a a a a a a
Technology Hardware, Storage & Peripherals 1.1%
Amentum Government Services Holdings LLC , First Lien, Term
Loan, 2 , 5.5% , ( 3-month USD LIBOR + 4.75% ), 1/29/27 ....... United States 1,482,550 1,487,650
Magenta Buyer LLC , First Lien, Initial Term Loan , 5.75% , ( 3-month
USD LIBOR + 5% ), 7/27/28 ............................ United States 6,031,635 5,997,707
7,485,357
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 37.
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests
(continued)
Textiles, Apparel & Luxury Goods 0.8%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 5.662% ,
( 3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5% ),
12/19/25 .......................................... United States 2,006,285 $ 2,020,490
Tory Burch LLC , Initial Term Loan, B , 4% , ( 1-month USD LIBOR +
3.5% ), 4/16/28 ...................................... United States 3,094,875 3,102,891
5,123,381
a a a a a a
Transportation Infrastructure 0.3%
First Student Bidco, Inc. ,
Initial Term Loan, B, 3.5%, (3-month USD LIBOR + 3%), 7/21/28 United States 570,506 567,299
Initial Term Loan, C, 3.5%, (3-month USD LIBOR + 3%), 7/21/28 United States 210,589 209,406
g
LaserShip, Inc. , First Lien, Initial Term Loan , 5.25% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 1,555,387 1,560,255
2,336,960
a a a a a a
Total Senior Floating Rate Interests (Cost $582,389,201) .........................
573,561,964
Shares/Units
Escrows and Litigation Trusts 0.0%
c
Remington Outdoor Co., Inc., Litigation Units ................. United States 221,427 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $676,636,039) ...............................
658,523,350
a
Short Term Investments 4.0%
a a
Country Shares
a
Value
a
Money Market Funds 4.0%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 26,610,774 26,610,774
Total Money Market Funds (Cost $26,610,774) ..................................
26,610,774
Total Short Term Investments (Cost $26,610,774 ) ................................
26,610,774
a
Total Investments (Cost $703,246,813) 102.3% ..................................
$685,134,124
Other Assets, less Liabilities (2.3)% ...........................................
(15,246,700)
Net Assets 100.0% ...........................................................
$669,887,424
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
See Note 4 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
Defaulted security or security for which income has been deemed uncollectible.
j
See Note 7 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), October 31, 2021
Franklin Floating Rate Master Series
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 6,019,300 1.28
a
Leisure Facilities
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 216,703 0.04
Oil & Gas Exploration & Production
a
Quarternorth Energy Holding, Inc. ................. United States 121,192 12,664,564 2.69
a
Paper Products
a,b,c,d
Appvion Operations, Inc. ........................ United States 563,596 14,452,508 3.07
a
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 701,910 0.15
a
Total Common Stocks (Cost $44,170,640) ...............................
34,054,985 7.23
Management Investment Companies
Asset Management & Custody Banks
e
Franklin Floating Rate Income Fund ............... United States 461,717 3,762,990 0.80
e
Franklin Liberty Senior Loan ETF ................. United States 857,785 21,423,180 4.55
Invesco Senior Loan ETF ....................... United States 72,365 1,597,819 0.34
26,783,989 5.69
Total Management Investment Companies (Cost $27,729,256) .............
26,783,989 5.69
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 738,960 0.16
a
Total Preferred Stocks (Cost $332,425) ..................................
738,960 0.16
Warrants
a a a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 684 0.00
†
Total Warrants (Cost $–) ...............................................
684 0.00
†
Principal
Amount
*
a
Corporate Bonds
Airlines
f
American Airlines Inc / AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 1,785,425 0.38
f
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,334,003 0.28
f
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 165,000 170,894 0.04
3,290,322 0.70
Broadcasting
f
Diamond Sports Group LLC / Diamond Sports Finance
Co., Senior Secured Note, 144A, 5.375%, 8/15/26 ... United States 1,840,000 1,043,289 0.22
f
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 406,500 0.09
1,449,789 0.31

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Communications Equipment
f
CommScope , Inc., Senior Secured Note, 144A, 4.75%,
9/01/29 ................................... United States 692,300 $ 680,150 0.14
Construction Materials
f
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 813,030 0.17
Diversified Chemicals
f
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 1,076,625 0.23
Independent Power Producers & Energy Traders
f
Talen Energy Supply LLC, Senior Secured Note, 144A,
6.625%, 1/15/28 ............................. United States 444,000 420,386 0.09
Integrated Telecommunication Services
f
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 780,144 0.17
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 1,246,467 0.26
2,026,611 0.43
Multi-line Insurance
f
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 511,533 0.11
Oil & Gas Equipment & Services
f
Weatherford International Ltd., Senior Secured Note,
144A, 6.5%, 9/15/28 ......................... United States 241,100 254,963 0.05
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Secured Note, 4.625%,
10/15/28 .................................. United States 450,000 472,478 0.10
Paper Packaging
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 370,312 0.08
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC/Reynolds Group Holdings Ltd.,
Senior Secured Note, 144A, 4%, 10/15/27 ......... United States 800,000 783,800 0.17
1,154,112 0.25
Specialized Consumer Services
f
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,200,000 1,150,500 0.24
Specialized Finance
f
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 450,410 0.10
Specialty Chemicals
f
Unifrax Escrow Issuer Corp., Senior Secured Note, 144A,
5.25%, 9/30/28 ............................. United States 645,200 644,394 0.14
Specialty Stores
f
99 Escrow Issuer, Inc., Senior Secured Note, 144A, 7.5%,
1/15/26 ................................... United States 600,000 540,933 0.12
Trucking
f
First Student Bidco , Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 489,375 0.10

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Trucking (continued)
b,g
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 $ 10,985,072 2.34
11,474,447 2.44
Wireless Telecommunication Services
f
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 350,984 0.07
Total Corporate Bonds (Cost $28,442,216) ...............................
26,761,667 5.69
h
Senior Floating Rate Interests
Advertising
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
3.629% , ( 2-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5% ), 8/21/26 ....................... United States 3,220,027 3,173,384 0.67
Aerospace & Defense
AI Convoy (Luxembourg) SARL , USD Term Loan, B ,
4.5% , ( 2-month USD LIBOR + 3.5%; 6-month USD
LIBOR + 3.5% ), 1/18/27 ....................... Luxembourg 1,219,051 1,223,147 0.26
g
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 3,280,862 3,278,532 0.70
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.632%, (3-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 1,940,299 1,898,563 0.40
2020 Term Loan, B2, 3.632%, (3-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 1,043,171 1,020,733 0.22
7,420,975 1.58
a a a a a a
Air Freight & Logistics
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 ,
4.5% , ( 1-month USD LIBOR + 3.75% ), 3/24/26 ...... United States 2,056,292 2,057,578 0.44
Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 5.5% , ( 3-month USD LIBOR +
4.75% ), 4/20/28 ............................. United States 1,013,781 1,057,186 0.22
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR +
3.5% ), 8/11/28 .............................. Canada 992,248 1,004,031 0.21
Allegiant Travel Co. , Replacement Term Loan , 3.124% ,
( 3-month USD LIBOR + 3% ), 2/05/24 ............. United States 989,516 984,880 0.21
American Airlines, Inc. ,
2017 Term Loan, B, 2.09%, (1-month USD LIBOR +
2%), 12/15/23 .............................. United States 450,000 444,166 0.09
2018 Replacement Term Loan, 1.838%, (1-month USD
LIBOR + 1.75%), 6/27/25 ...................... United States 1,092,347 1,059,374 0.23
i
Kestrel Bidco , Inc. , Term Loan , 4% , ( 3-month USD LIBOR
+ 3% ), 12/11/26 ............................. Canada 3,722,122 3,668,915 0.78
SkyMiles IP Ltd. (Delta Air Lines, Inc.) , Initial Term Loan ,
4.75% , ( 3-month USD LIBOR + 3.75% ), 10/20/27 .... United States 956,180 1,019,393 0.22
United AirLines , Inc. , Term Loan, B , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 4/21/28 ...................... United States 999,442 1,014,968 0.22
10,252,913 2.18
a a a a a a
Airport Services
First Student Bidco , Inc. ,
Initial Term Loan, B, 3.5%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 338,733 336,829 0.07

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Airport Services (continued)
First Student Bidco, Inc., (continued)
Initial Term Loan, C, 3.5%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 125,036 $ 124,333 0.03
i
LaserShip , Inc. , First Lien, Initial Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 5/07/28 ........... United States 1,169,591 1,173,251 0.25
1,634,413 0.35
a a a a a a
Alternative Carriers
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
3.087% , ( 1-month USD LIBOR + 3% ), 3/09/27 ...... United States 623,553 614,695 0.13
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
5.662% , ( 3-month USD LIBOR + 5.5%; 6-month USD
LIBOR + 5.5% ), 12/19/25 ...................... United States 1,020,733 1,027,960 0.22
Tory Burch LLC , Initial Term Loan, B , 4% , ( 1-month USD
LIBOR + 3.5% ), 4/16/28 ....................... United States 1,277,444 1,280,752 0.27
2,308,712 0.49
a a a a a a
Application Software
Cloudera, Inc. ,
First Lien, Initial Term Loan, 4.25%, (1-month USD
LIBOR + 3.75%), 10/08/28 ..................... United States 1,546,667 1,546,187 0.33
Second Lien, Initial Term Loan, 6.5%, (1-month USD
LIBOR + 6%), 10/08/29 ....................... United States 918,595 922,040 0.19
Cornerstone OnDemand , Inc. , First Lien, Initial Term
Loan , 4.25% , ( 3-month USD LIBOR + 3.75% ), 10/16/28 United States 2,607,229 2,606,903 0.55
ECI Macola /MAX Holding LLC , First Lien, Initial Term
Loan , 4.5% , ( 3-month USD LIBOR + 3.75% ), 11/09/27 United States 1,867,362 1,875,242 0.40
Epicor Software Corp. , Term Loan, C , 4% , ( 1-month USD
LIBOR + 3.25% ), 7/30/27 ...................... United States 1,830,831 1,831,334 0.39
Greeneden U.S. Holdings I LLC , 2020 Initial Dollar Term
Loan , 4.75% , ( 1-month USD LIBOR + 4% ), 12/01/27 . United States 2,889,527 2,899,452 0.61
IGT Holding IV AB , Term Loan, B2 , 4.25% , ( 3-month USD
LIBOR + 3.75% ), 3/31/28 ...................... Sweden 1,326,667 1,328,325 0.28
LogMeIn, Inc. , First Lien, Initial Term Loan , 4.834% ,
( 1-month USD LIBOR + 4.75% ), 8/31/27 .......... United States 2,195,269 2,194,928 0.47
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 4.25%, (1-month USD
LIBOR + 3.75%), 10/15/28 ..................... United States 2,402,603 2,384,656 0.51
Second Lien, Initial Term Loan, 7%, (1-month USD
LIBOR + 6.5%), 10/15/29 ...................... United States 142,857 144,268 0.03
Polaris Newco LLC , First Lien, Dollar Term Loan , 4.5% ,
( 3-month USD LIBOR + 4% ), 6/02/28 ............. United States 2,850,000 2,860,004 0.61
Project Alpha Intermediate Holding, Inc. , 2021
Refinancing Term Loan , 4.09% , ( 1-month USD LIBOR +
4% ), 4/26/24 ............................... United States 1,535,780 1,535,942 0.33
RealPage , Inc. , First Lien, Initial Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 4/24/28 .......... United States 2,253,272 2,251,221 0.48
Rocket Software, Inc. , First Lien, Initial Term Loan ,
4.337% , ( 1-month USD LIBOR + 4.25% ), 11/28/25 ... United States 795,918 794,426 0.17
UKG, Inc. , First Lien, Initial Term Loan , 3.837% , ( 1-month
USD LIBOR + 3.75% ), 5/04/26 .................. United States 640,201 641,962 0.14
25,816,890 5.49
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 4.25% , ( 1-month USD LIBOR +
3.5% ), 4/07/28 .............................. United States 2,592,075 $ 2,594,356 0.55
Russell Investments US Institutional Holdco, Inc. , 2025
Term Loan , 4.5% , ( 3-month USD LIBOR + 3.5% ),
5/30/25 ................................... United States 3,518,950 3,535,999 0.75
6,130,355 1.30
a a a a a a
Auto Parts & Equipment
Adient US LLC , Term Loan, B1 , 3.587% , ( 1-month USD
LIBOR + 3.5% ), 4/10/28 ....................... United States 1,955,100 1,958,238 0.42
Clarios Global LP , First Lien, Amendment No. 1 Dollar
Term Loan , 3.337% , ( 1-month USD LIBOR + 3.25% ),
4/30/26 ................................... United States 2,000,349 1,990,757 0.42
i
DexKo Global, Inc. , First Lien, Closing Date Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.75% ), 10/04/28 .... United States 1,486,154 1,488,011 0.32
First Brands Group LLC ,
First Lien, 2021 Term Loan, 6%, (3-month USD LIBOR
+ 5%), 3/30/27 .............................. United States 1,121,446 1,133,782 0.24
Second Lien, 2021 Term Loan, 9.5%, (3-month USD
LIBOR + 8.5%), 3/30/28 ....................... United States 281,250 284,766 0.06
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 5.25% , ( 1-month USD LIBOR + 4.5% ),
11/09/27 .................................. United States 606,957 609,800 0.13
TI Group Automotive Systems LLC , Refinancing US Term
Loan , 3.75% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 United States 597,732 598,480 0.13
Truck Hero, Inc. , Initial Term Loan , 4% , ( 1-month USD
LIBOR + 3.25% ), 1/31/28 ...................... United States 2,332,152 2,324,864 0.49
10,388,698 2.21
a a a a a a
Automobile Manufacturers
American Trailer World Corp. , First Lien, Initial Term
Loan , 4.5% , ( 1-month USD LIBOR + 3.75% ), 3/03/28 . United States 2,220,020 2,213,781 0.47
Thor Industries, Inc. , USD Term Loan, B1 , 3.125% ,
( 1-month USD LIBOR + 3% ), 2/01/26 ............. United States 900,000 902,534 0.19
3,116,315 0.66
a a a a a a
Brewers
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ), 4/05/28 . United States 1,346,259 1,335,327 0.28
Broadcasting
Gray Television, Inc. , Term Loan, B2 , 2.332% , ( 1-month
USD LIBOR + 2.25% ), 2/07/24 .................. United States 994,899 992,686 0.21
Nexstar Media, Inc. , Term Loan, B3 , 2.337% , ( 1-month
USD LIBOR + 2.25% ), 1/17/24 .................. United States 511,218 510,755 0.11
Sinclair Television Group, Inc. , Term Loan, B , 2.34% ,
( 1-month USD LIBOR + 2.25% ), 1/03/24 .......... United States 611,160 605,241 0.13
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan,
4%, (1-month USD LIBOR + 3.25%), 3/15/26 ....... United States 549,866 550,553 0.12
i,j
Term Loan, B, TBD, 5/05/28 .................... United States 2,106,522 2,108,165 0.45
4,767,400 1.02
a a a a a a
Building Products
Cornerstone Building Brands, Inc. , Term Loan, B , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 4/12/28 .......... United States 952,655 953,132 0.20

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
2.34% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 ..... United States 3,367,654 $ 3,297,674 0.70
i,j
Radiate Holdco LLC , Covenant-lite Term Loan, B , TBD,
9/25/26 ................................... United States 3,079,929 3,075,910 0.65
i
Radiate HoldCo LLC , Term Loan, B , 4.25% , ( 1-month
USD LIBOR + 3.5% ), 9/25/26 ................... United States 1,524,118 1,522,129 0.32
Virgin Media Bristol LLC , Term Loan, Q , 3.34% , ( 1-month
USD LIBOR + 3.25% ), 1/31/29 .................. United States 788,848 789,452 0.17
WideOpenWest Finance LLC , Eighth Amendment Term
Loan, B , 4.25% , ( 1-month USD LIBOR + 3.25% ),
8/18/23 ................................... United States 1,376,797 1,377,409 0.29
10,062,574 2.13
a a a a a a
Casinos & Gaming
Bally's Corp. , Term Loan, B , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 10/02/28 ..................... United States 1,700,000 1,700,425 0.36
Caesars Resort Collection LLC ,
Term Loan, B, 2.837%, (1-month USD LIBOR + 2.75%),
12/23/24 .................................. United States 3,014,604 3,003,721 0.64
Term Loan, B1, 3.587%, (1-month USD LIBOR + 3.5%),
7/21/25 ................................... United States 341,986 342,759 0.07
Raptor Acquisition Corp. , First Lien, Term Loan, B , 4.75% ,
( 3-month USD LIBOR + 4% ), 11/01/26 ............ United States 1,881,356 1,893,350 0.40
Station Casinos LLC , Term Loan, B1 , 2.5% , ( 1-month
USD LIBOR + 2.25% ), 2/08/27 .................. United States 2,305 2,286 0.00
†
6,942,541 1.47
a a a a a a
Commodity Chemicals
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan ,
3.587% , ( 1-month USD LIBOR + 3.5% ), 3/16/25 ..... United States 1,719,251 1,699,909 0.36
Communications Equipment
CommScope , Inc. , Initial Term Loan , 3.337% , ( 1-month
USD LIBOR + 3.25% ), 4/06/26 .................. United States 2,557,638 2,527,675 0.54
Construction & Engineering
USIC Holdings, Inc. , First Lien, Initial Term Loan , 4.25% ,
( 1-month USD LIBOR + 3.5% ), 5/12/28 ........... United States 2,368,966 2,369,345 0.50
Construction Machinery & Heavy Trucks
i
ASP Blade Holdings, Inc. , Initial Term Loan , 4.5% ,
( 1-month USD LIBOR + 4% ), 10/13/28 ............ United States 576,271 577,951 0.12
Construction Materials
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
4% , ( 3-month USD LIBOR + 3.25% ), 12/28/27 ...... United States 1,734,292 1,729,558 0.37
White Cap Buyer LLC , Initial Closing Date Term Loan ,
4.5% , ( 1-month USD LIBOR + 4% ), 10/19/27 ....... United States 1,438,484 1,443,389 0.30
3,172,947 0.67
a a a a a a
Data Processing & Outsourced Services
Neustar , Inc. , First Lien, Term Loan, B5 , 5.5% , ( 1-month
USD LIBOR + 4.5% ), 8/08/24 ................... United States 1,766,172 1,771,029 0.38
Pitney Bowes, Inc. , Refinancing Term Loan, B , 4.09% ,
( 1-month USD LIBOR + 4% ), 3/17/28 ............. United States 3,084,500 3,092,211 0.66
4,863,240 1.04
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Diversified Banks
i
Finastra Ltd. , First Lien, Dollar Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.5% ), 6/13/24 ........... United Kingdom 4,528,342 $ 4,511,745 0.96
Diversified Chemicals
LSF11 A5 Holdco LLC , Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.75% ), 10/15/28 ..................... United States 276,923 276,978 0.06
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 3.587% , ( 1-month USD LIBOR + 3.5% ),
6/30/27 ................................... United States 843,117 841,890 0.18
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 United States 2,672,130 2,677,554 0.57
3,796,422 0.81
a a a a a a
Diversified Metals & Mining
U.S. Silica Co. , Term Loan , 5% , ( 1-month USD LIBOR +
4% ), 5/01/25 ............................... United States 2,753,576 2,705,388 0.57
Diversified Support Services
CCI Buyer, Inc. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 12/17/27 ......... United States 1,434,463 1,440,596 0.31
Spin Holdco, Inc. , Initial Term Loan , 4.75% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 1,097,243 1,101,857 0.23
2,542,453 0.54
a a a a a a
Drug Retail
GNC Holdings, Inc. , Second Lien, Term Loan , 6.084% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 4,969,229 4,660,714 0.99
Education Services
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD
LIBOR + 3.75% ), 2/21/25 ...................... United States 908,635 901,879 0.19
i
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 4.25% , ( 3-month USD LIBOR + 3.25% ),
3/13/25 ................................... United States 748,062 740,219 0.16
1,642,098 0.35
a a a a a a
Electric Utilities
Astoria Energy LLC , 2020 Advance Term Loan, B , 4.5% ,
( 3-month USD LIBOR + 3.5% ), 12/10/27 .......... United States 394,957 396,402 0.08
Electronic Equipment & Instruments
Verifone Systems, Inc. , First Lien, Initial Term Loan ,
4.129% , ( 3-month USD LIBOR + 4% ), 8/20/25 ...... United States 902,298 885,069 0.19
Environmental & Facilities Services
Madison IAQ LLC , Term Loan , 3.75% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 1,902,836 1,901,247 0.40
Food Retail
Shearer's Foods LLC , First Lien, Refinancing Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.5% ), 9/23/27 ...... United States 568,504 568,792 0.12
General Merchandise Stores
Franchise Group, Inc. , First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.75% ), 3/10/26 .......... United States 367,031 369,783 0.08

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Health Care Equipment
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 4% ,
( 1-month USD LIBOR + 3.5% ), 5/05/28 ........... United States 684,000 $ 685,795 0.14
Medline Borrower LP , Initial Dollar Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 10/23/28 ......... United States 2,245,283 2,249,493 0.48
2,935,288 0.62
a a a a a a
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 3.625%,
(1-month USD LIBOR + 3.125%), 12/23/27 ........ United States 2,265,422 2,251,796 0.48
Amendment No. 5 Incremental Term Loan, 4%,
(1-month USD LIBOR + 3.5%), 12/23/27 .......... United States 1,700,824 1,702,040 0.36
Aveanna Healthcare LLC , First Lien, 2021 Extended Term
Loan , 4.25% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 United States 1,006,748 1,006,356 0.21
Global Medical Response, Inc. , 2018 New Term Loan ,
5.25% , ( 3-month USD LIBOR + 4.25% ), 3/14/25 ..... United States 1,416,421 1,411,994 0.30
Heartland Dental LLC , 2021 Incremental Term Loan ,
4.086% , ( 1-month USD LIBOR + 4% ), 4/30/25 ...... United States 1,697,500 1,696,083 0.36
ICON plc , Term Loan , 3% , ( 3-month USD LIBOR + 2.5% ),
7/03/28 ................................... Luxembourg 1,041,577 1,042,879 0.22
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 3.837% , ( 1-month USD LIBOR + 3.75% ),
3/31/27 ................................... United States 3,304,162 3,292,796 0.70
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan ,
4.121% , ( 3-month USD LIBOR + 4% ), 6/22/26 ...... United States 771,270 772,396 0.17
13,176,340 2.80
a a a a a a
Health Care Services
CNT Holdings I Corp. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 11/08/27 .......... United States 1,256,871 1,260,460 0.27
eResearchTechnology , Inc. , First Lien, Initial Term Loan ,
5.5% , ( 1-month USD LIBOR + 4.5% ), 2/04/27 ...... United States 2,412,092 2,425,829 0.52
MPH Acquisition Holdings LLC , Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 4.25% ), 9/01/28 .......... United States 1,150,000 1,123,809 0.24
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 4.5%, (1-month USD
LIBOR + 3.75%; 3-month USD LIBOR + 3.75%),
3/02/28 ................................... United States 3,168,073 3,153,104 0.67
First Lien, Initial Term Loan, C, 4.5%, (3-month USD
LIBOR + 3.75%), 3/02/28 ...................... United States 100,015 99,542 0.02
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
3.586% , ( 1-month USD LIBOR + 3.5% ), 3/05/26 ..... United States 1,622,547 1,618,296 0.34
i
Radiology Partners, Inc. , First Lien, Term Loan, B ,
4.335% , ( 1-month USD LIBOR + 4.25% ), 7/09/25 .... United States 2,452,299 2,452,470 0.52
Team Health Holdings, Inc. , Initial Term Loan , 3.75% ,
( 1-month USD LIBOR + 2.75% ), 2/06/24 .......... United States 1,395,573 1,336,840 0.28
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 4.75% , ( 3-month USD LIBOR + 4.25% ), 10/01/28 United States 888,204 888,817 0.19
i
U.S. Renal Care, Inc. , Initial Term Loan , 5.125% ,
( 1-month USD LIBOR + 5% ), 6/26/26 ............. United States 2,789,837 2,775,191 0.59
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
4.087% , ( 1-month USD LIBOR + 4% ), 10/22/26 ..... United States 5,273,115 5,286,325 1.12
22,420,683 4.76
a a a a a a
Home Improvement Retail
SRS Distribution, Inc. , 2021 Refinancing Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.75% ), 6/02/28 ..... United States 1,584,440 1,586,420 0.34

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Homefurnishing Retail
Evergreen AcqCo 1 LP , Initial Term Loan , 6.5% , ( 3-month
USD LIBOR + 5.75% ), 4/26/28 .................. United States 986,842 $ 995,063 0.21
Rent-A-Center, Inc. , 2021 Initial Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 2/17/28 .......... United States 486,526 488,808 0.10
i,j
Restoration Hardware, Inc. , Initial Term Loan , TBD,
10/20/28 .................................. United States 1,250,000 1,250,263 0.27
2,734,134 0.58
a a a a a a
Hotels, Resorts & Cruise Lines
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
3.5% , ( 1-month USD LIBOR + 3% ), 8/02/28 ........ United States 634,921 636,825 0.14
Household Appliances
Osmosis Buyer Ltd. , Initial Term Loan, B , 4.5% , ( 1-month
USD LIBOR + 4% ), 7/31/28 .................... United States 1,619,048 1,626,973 0.35
VC GB Holdings I Corp. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 7/21/28 ........... United States 1,513,139 1,509,227 0.32
3,136,200 0.67
a a a a a a
Household Products
b,g,k
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 3-month
USD LIBOR + 10% ), 5/16/22 ................... United States 8,953,792 1,206,766 0.26
Housewares & Specialties
i,j
Astro One Acquisition Corp. , Term Loan , TBD, 10/20/28 United States 1,900,000 1,889,322 0.40
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 455,017 457,720 0.10
CHG Healthcare Services, Inc. , First Lien, Term Loan ,
4% , ( 3-month USD LIBOR + 3.5% ), 9/29/28 ........ United States 1,163,077 1,165,043 0.25
i,j
Medical Solutions LLC , Term Loan , TBD, 10/06/28 ..... United States 796,923 798,417 0.17
UKG, Inc. , First Lien, 2021 Incremental Term Loan , 4% ,
( 3-month USD LIBOR + 3.25% ), 5/04/26 .......... United States 1,941,887 1,947,557 0.41
4,368,737 0.93
a a a a a a
Industrial Machinery
Tiger Acquisition LLC , First Lien, Initial Term Loan , 3.75% ,
( 3-month USD LIBOR + 3.25% ), 6/01/28 .......... United States 977,143 971,954 0.21
TK Elevator Midco GmbH , USD Term Loan, B1 , 4% ,
( 6-month USD LIBOR + 3.5% ), 7/30/27 ........... Germany 1,387,427 1,391,437 0.30
UTEX Industries, Inc. ,
First Out Term Loan, 8.5%, (1-month USD LIBOR +
7%), 12/03/24 .............................. United States 709,060 714,970 0.15
g
Second Out Term Loan, 5.75%, PIK, (1-month USD
LIBOR + 3.75%), 12/03/25 ..................... United States 802,095 794,666 0.17
3,873,027 0.83
a a a a a a
Insurance Brokers
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 3.337%, (1-month USD LIBOR
+ 3.25%), 5/09/25 ........................... United States 2,131,447 2,116,015 0.45
2020 New Term Loan, 4.25%, (1-month USD LIBOR +
3.75%), 11/05/27 ............................ United States 317,094 317,094 0.07
i,j
Term Loan, B4, TBD, 11/19/27 .................. United States 1,711,514 1,710,017 0.36
4,143,126 0.88
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Integrated Telecommunication Services
Altice France SA , USD Incremental Term Loan, B13 ,
4.125% , ( 3-month USD LIBOR + 4% ), 8/14/26 ...... France 1,164,803 $ 1,161,647 0.25
Global Tel*Link Corp. ,
First Lien, Term Loan, 4.337%, (1-month USD LIBOR +
4.25%), 11/29/25 ............................ United States 4,729,606 4,539,996 0.96
Second Lien, Term Loan, 8.337%, (1-month USD
LIBOR + 8.25%), 11/29/26 ..................... United States 2,479,737 2,328,473 0.50
Intrado Corp. , Initial Term Loan, B , 5% , ( 3-month USD
LIBOR + 4% ), 10/10/24 ....................... United States 1,054,857 1,037,990 0.22
9,068,106 1.93
a a a a a a
Internet & Direct Marketing Retail
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 4.75%, (1-month
USD LIBOR + 3.75%), 9/13/24 .................. United States 944,749 947,899 0.20
First Lien, Amendment No. 2 Initial Term Loan, 3.587%,
(1-month USD LIBOR + 3.5%), 9/13/24 ........... United States 1,529,500 1,526,043 0.32
2,473,942 0.52
a a a a a a
Internet Services & Infrastructure
Arches Buyer, Inc. , Refinancing Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 12/06/27 ......... United States 1,314,133 1,310,027 0.28
Barracuda Networks, Inc. , First Lien, 2020 Term Loan ,
4.5% , ( 3-month USD LIBOR + 3.75% ), 2/12/25 ...... United States 951,223 953,853 0.20
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
4.75% , ( 3-month USD LIBOR + 4.25% ), 8/19/28 ..... United Kingdom 1,219,512 1,225,232 0.26
Thrasio LLC , Initial Term Loan , 8% , ( 3-month USD LIBOR
+ 7% ), 12/18/26 ............................. United States 897,739 897,739 0.19
TIBCO Software, Inc. , Term Loan, B3 , 3.84% , ( 1-month
USD LIBOR + 3.75% ), 6/30/26 .................. United States 1,801,207 1,773,910 0.38
6,160,761 1.31
a a a a a a
Investment Banking & Brokerage
Citadel Securities LP , 2021 Term Loan , 2.587% , ( 1-month
USD LIBOR + 2.5% ), 2/02/28 ................... United States 1,293,500 1,283,902 0.28
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ),
4/09/27 ................................... United States 1,884,761 1,891,838 0.40
Jane Street Group LLC , Dollar Term Loan , 2.837% ,
( 1-month USD LIBOR + 2.75% ), 1/26/28 .......... United States 435,305 431,294 0.09
3,607,034 0.77
a a a a a a
IT Consulting & Other Services
Aptean Acquiror , Inc. , First Lien, Initial Term Loan ,
4.337% , ( 1-month USD LIBOR + 4.25% ), 4/23/26 .... United States 2,693,095 2,692,529 0.57
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 5.5%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 3,521,312 3,377,044 0.72
Second Lien, Initial Term Loan, 9.25%, (3-month USD
LIBOR + 8.25%), 11/01/25 ..................... United States 125,000 115,860 0.02
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
4.75% , ( 3-month USD LIBOR + 4% ), 10/01/27 ...... United States 2,998,916 3,009,952 0.64
Peraton Corp. , First Lien, Term Loan, B , 4.5% , ( 1-month
USD LIBOR + 3.75% ), 2/01/28 .................. United States 2,724,464 2,734,463 0.58
i
Sitel Worldwide Corp. , Initial Dollar Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 8/28/28 .......... France 1,078,216 1,081,418 0.23
13,011,266 2.76
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Leisure Facilities
g
24 Hour Fitness Worldwide, Inc. , Term Loan , 5.146% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ........ United States 4,811,555 $ 3,576,346 0.76
Leisure Products
i
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 4.5% , ( 1-month USD
LIBOR + 3.5% ), 12/16/24 ...................... United States 2,950,135 2,917,875 0.62
i
Motion Acquisition Ltd. ,
Term Loan, B1, 3.382%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 1,441,935 1,407,797 0.30
Term Loan, B2, 3.382%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 205,565 200,698 0.04
4,526,370 0.96
a a a a a a
Life & Health Insurance
AssuredPartners , Inc. ,
2020 February Refinancing Term Loan, 3.587%,
(1-month USD LIBOR + 3.5%), 2/12/27 ........... United States 3,023,031 3,006,661 0.64
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%),
2/12/27 ................................... United States 618,635 617,939 0.13
3,624,600 0.77
a a a a a a
Life Sciences Tools & Services
ICON plc , U.S. Term Loan , 3% , ( 3-month USD LIBOR +
2.5% ), 7/03/28 .............................. Ireland 259,510 259,834 0.05
i,j
Parexel International Corp. , Term Loan , TBD, 8/11/28 .. United States 1,216,129 1,218,324 0.26
1,478,158 0.31
a a a a a a
Metal & Glass Containers
Mauser Packaging Solutions Holding Co. , Initial Term
Loan , 3.337% , ( 1-month USD LIBOR + 3.25% ), 4/03/24 United States 3,431,545 3,346,837 0.71
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
3.086% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 646,684 598,050 0.13
Banijay Entertainment SAS , USD Term Loan, B , 3.83% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .......... France 1,670,935 1,668,495 0.35
Crown Finance US, Inc. , Initial Dollar Term Loan , 3.5% ,
( 3-month USD LIBOR + 2.5% ), 2/28/25 ........... United States 842,135 698,446 0.15
Diamond Sports Group LLC , Term Loan , 3.34% , ( 1-month
USD LIBOR + 3.25% ), 8/24/26 .................. United States 3,545,993 1,888,241 0.40
Lions Gate Capital Holdings LLC , 2023 Term Loan, A ,
1.837% , ( 1-month USD LIBOR + 1.75% ), 3/22/23 .... United States 3,363,839 3,351,224 0.71
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
2.84% , ( 1-month USD LIBOR + 2.75% ), 5/18/25 ..... United States 1,188,650 1,168,509 0.25
9,372,965 1.99
a a a a a a
Multi-line Insurance
Acrisure LLC ,
First Lien, 2020 Term Loan, 3.632%, (3-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 1,840,657 1,819,489 0.39
First Lien, 2021-1 Additional Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 2/15/27 .......... United States 782,609 781,302 0.16
2,600,791 0.55
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Office Services & Supplies
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 5.126%,
(3-month USD LIBOR + 5%), 4/16/26 ............. United States 1,233,522 $ 1,187,517 0.25
2019 Refinancing New Term Loan, B2, 4.626%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 1,760,992 1,721,687 0.37
2,909,204 0.62
a a a a a a
Other Diversified Financial Services
i,j
Astra Acquisition Corp. , Term Loan , TBD, 10/25/28 .... United States 1,673,228 1,633,489 0.35
Mercury Borrower, Inc. , First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3.5% ), 8/02/28 ........... United States 2,450,211 2,446,536 0.52
4,080,025 0.87
a a a a a a
Packaged Foods & Meats
i,j
Primary Products Finance LLC , Term Loan , TBD, 1/01/38 United States 689,655 693,321 0.15
Paper Packaging
Charter Next Generation, Inc. , First Lien, 2021 Initial Term
Loan , 4.5% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 United States 1,887,914 1,895,136 0.40
Kleopatra Finco SARL , USD Term Loan, B , 5.25% ,
( 6-month USD LIBOR + 4.75% ), 2/12/26 .......... Luxembourg 1,511,777 1,507,998 0.32
3,403,134 0.72
a a a a a a
Personal Products
Conair Holdings LLC , First Lien, Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 5/17/28 .......... United States 1,872,318 1,874,462 0.40
Coty, Inc. , USD Term Loan, B , 2.337% , ( 1-month USD
LIBOR + 2.25% ), 4/07/25 ...................... United States 872,354 861,450 0.18
Sunshine Luxembourg VII SARL , Term Loan, B3 , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 2,983,706 2,993,419 0.64
5,729,331 1.22
a a a a a a
Pharmaceuticals
Bausch Health Cos., Inc. , Initial Term Loan , 3.087% ,
( 1-month USD LIBOR + 3% ), 6/02/25 ............. United States 972,002 970,894 0.21
Organon & Co. , Dollar Term Loan , 3.5% , ( 3-month USD
LIBOR + 3% ), 6/02/28 ........................ United States 954,365 957,748 0.20
1,928,642 0.41
a a a a a a
Property & Casualty Insurance
Asurion LLC ,
New Term Loan, B8, 3.337%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 2,617,257 2,593,951 0.55
New Term Loan, B9, 3.337%, (1-month USD LIBOR +
3.25%), 7/31/27 ............................. United States 996,136 987,629 0.21
Second Lien, New Term Loan, B3, 5.337%, (1-month
USD LIBOR + 5.25%), 1/31/28 .................. United States 52,263 52,128 0.01
Second Lien, New Term Loan, B4, 5.337%, (1-month
USD LIBOR + 5.25%), 1/20/29 .................. United States 2,248,036 2,240,774 0.48
5,874,482 1.25
a a a a a a
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% ,
( 3-month USD LIBOR + 4.75% ), 7/14/26 .......... United States 3,790,584 3,814,863 0.81
i
McGraw-Hill Education, Inc. , Initial Term Loan , 5.25% ,
( 1-month USD LIBOR + 4.75% ), 7/28/28 .......... United States 2,209,177 2,196,286 0.47
6,011,149 1.28
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Railroads
Ventia Midco Pty. Ltd. , 2017 Refinancing USD Term Loan,
B , 5% , ( 3-month USD LIBOR + 4% ), 5/21/26 ....... Australia 5,460,137 $ 5,490,878 1.17
Real Estate Services
Cushman & Wakefield U.S. Borrower LLC , Replacement
Term Loan , 2.837% , ( 1-month USD LIBOR + 2.75% ),
8/21/25 ................................... United States 1,044,697 1,039,144 0.22
Research & Consulting Services
Dun & Bradstreet Corp. (The) , Initial Term Loan , 3.338% ,
( 1-month USD LIBOR + 3.25% ), 2/06/26 .......... United States 1,183,749 1,180,370 0.25
Restaurants
Golden Nugget, Inc. , Initial Term Loan, B , 3.25% ,
( 3-month USD LIBOR + 2.5% ), 10/04/23 .......... United States 2,256,112 2,247,754 0.48
IRB Holding Corp. , Fourth Amendment Incremental Term
Loan , 4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 United States 1,549,358 1,551,163 0.33
Whatabrands LLC , Initial Term Loan, B , 3.75% , ( 1-month
USD LIBOR + 3.25% ), 8/03/28 .................. United States 1,605,839 1,606,915 0.34
5,405,832 1.15
a a a a a a
Retail REITs
i
Brookfield Property REIT, Inc. , Initial Term Loan, B ,
2.585% , ( 1-month USD LIBOR + 2.5% ), 8/27/25 ..... United States 1,169,326 1,158,259 0.25
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.75% ), 5/12/28 ..... United States 2,423,612 2,425,381 0.52
APX Group, Inc. , Initial Term Loan , 4% , ( 1-month USD
LIBOR + 3.5% ), 7/10/28 ....................... United States 1,686,275 1,683,113 0.36
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 3.5% , ( 1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75% ),
9/23/26 ................................... United States 947,894 947,410 0.20
5,055,904 1.08
a a a a a a
Soft Drinks
i
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
4% , ( 3-month USD LIBOR + 3.5% ), 3/31/28 ........ United States 2,233,393 2,232,890 0.48
Specialized Consumer Services
Knot Worldwide, Inc. (The) , First Lien, Initial Term Loan ,
4.629% , ( 2-month USD LIBOR + 4.5%; 3-month USD
LIBOR + 4.5% ), 12/19/25 ...................... United States 1,391,316 1,393,633 0.29
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.) ,
i
2019 Term Loan, 3.837%, (1-month USD LIBOR +
3.75%), 9/03/26 ............................. United States 151,263 151,112 0.03
Initial Term Loan, 3.337%, (1-month USD LIBOR +
3.25%), 12/31/25 ............................ United States 792,120 784,860 0.17
i
WW International, Inc. , Initial Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 4/13/28 ................... United States 802,604 794,409 0.17
3,124,014 0.66
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Specialized Finance
Red Planet Borrower LLC , Initial Term Loan , 4.25% ,
( 3-month USD LIBOR + 3.75% ), 10/02/28 ......... United States 2,132,278 $ 2,127,289 0.45
Verscend Holding Corp. , Term Loan, B1 , 4.087% ,
( 1-month USD LIBOR + 4% ), 8/27/25 ............. United States 2,995,997 3,004,730 0.64
5,132,019 1.09
a a a a a a
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan ,
3.882% , ( 3-month USD LIBOR + 3.75% ), 12/12/25 ... United States 795,908 785,760 0.16
CPC Acquisition Corp. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 12/29/27 ......... United States 1,687,057 1,687,057 0.36
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 3.25% , ( 1-month USD LIBOR + 2.75% ), 1/29/26 .. United Kingdom 513,878 514,413 0.11
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.5% ), 8/02/28 ...... United States 809,375 809,881 0.17
3,797,111 0.80
a a a a a a
Specialty Stores
Michaels Cos., Inc. (The) , Term Loan, B , 5% , ( 3-month
USD LIBOR + 4.25% ), 4/15/28 .................. United States 2,024,925 2,024,611 0.43
PetSmart LLC , Initial Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.75% ), 2/11/28 ...................... United States 1,516,832 1,520,760 0.32
Woof Holdings, Inc. , First Lien, Initial Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 12/21/27 ......... United States 757,083 758,979 0.16
4,304,350 0.91
a a a a a a
Systems Software
athenahealth , Inc. , First Lien, Term Loan, B1 , 4.377% ,
( 3-month USD LIBOR + 4.25% ), 2/11/26 .......... United States 3,732,673 3,749,004 0.80
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6% ,
( 3-month USD LIBOR + 5.25% ), 5/08/28 .......... United States 997,500 986,697 0.21
i,j
Bali Finco , Inc. , Term Loan , TBD, 6/30/26 ........... United States 683,761 673,932 0.14
ConnectWise LLC , Initial Term Loan , 4% , ( 3-month USD
LIBOR + 3.5% ), 9/29/28 ....................... United States 1,000,000 1,000,090 0.21
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 4.087%, (1-month USD
LIBOR + 4%), 10/16/26 ....................... United States 4,607,656 4,616,018 0.98
Second Lien, First Amendment Refinancing Term Loan,
7.087%, (1-month USD LIBOR + 7%), 2/19/29 ...... United States 650,664 658,332 0.14
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 4.25%,
(1-month USD LIBOR + 3.5%), 7/01/24 ........... United States 2,264,296 2,269,130 0.48
Second Lien, 2021 Refinancing Term Loan, 7%,
(1-month USD LIBOR + 6.25%), 7/07/25 .......... United States 30,303 30,758 0.01
Idera , Inc. , First Lien, Term Loan, B1 , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 3/02/28 .................. United States 3,212,892 3,213,229 0.68
Ivanti Software, Inc. ,
First Lien, First Amendment Term Loan, 4.75%,
(3-month USD LIBOR + 4%), 12/01/27 ............ United States 93,807 93,729 0.02
First Lien, Initial Term Loan, 5.75%, (3-month USD
LIBOR + 4.75%), 12/01/27 ..................... United States 1,990,000 1,991,861 0.42

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h
Senior Floating Rate Interests
(continued)
Perforce Software, Inc. , First Lien, New Term Loan ,
3.837% , ( 1-month USD LIBOR + 3.75% ), 7/01/26 .... United States 1,793,063 $ 1,781,219 0.38
Quest Software US Holdings, Inc. , First Lien, Initial Term
Loan , 4.379% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 United States 1,938,901 1,939,425 0.41
Sovos Compliance LLC , First Lien, Initial Term Loan , 5% ,
( 3-month USD LIBOR + 4.5% ), 8/11/28 ........... United States 456,697 459,979 0.10
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien,
Third Amendment Term Loan , 4.75% , ( 3-month USD
LIBOR + 4% ), 4/24/28 ........................ United States 2,220,401 2,221,800 0.47
25,685,203 5.45
a a a a a a
Technology Hardware, Storage & Peripherals
Amentum Government Services Holdings LLC ,
First Lien, Term Loan, 1, 3.587%, (1-month USD LIBOR
+ 3.5%), 1/29/27 ............................ United States 1,387,487 1,385,177 0.30
First Lien, Term Loan, 2, 5.5%, (3-month USD LIBOR +
4.75%), 1/29/27 ............................. United States 617,029 619,152 0.13
i
Electronics for Imaging, Inc. , First Lien, Initial Term Loan ,
5.087% , ( 1-month USD LIBOR + 5% ), 7/23/26 ...... United States 1,346,574 1,267,671 0.27
Magenta Buyer LLC , First Lien, Initial Term Loan , 5.75% ,
( 3-month USD LIBOR + 5% ), 7/27/28 ............. United States 2,721,752 2,706,442 0.57
5,978,442 1.27
a a a a a a
Trucking
Avis Budget Car Rental LLC , New Term Loan, B , 1.84% ,
( 1-month USD LIBOR + 1.75% ), 8/06/27 .......... United States 1,395,959 1,368,479 0.29
Total Senior Floating Rate Interests (Cost $370,280,776) ..................
362,703,309 77.06
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
a,b
Remington Outdoor Co., Inc., Litigation Units ......... United States 98,704 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $470,955,313) ........................
451,043,594 95.83
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
l
Joint Repurchase Agreement, 0.02%, 11/01/21 (Maturity Value $48,229,612)
BNP Paribas Securities Corp. (Maturity Value $31,819,004)
Deutsche Bank Securities, Inc. (Maturity Value $5,803,952)
HSBC Securities (USA) Inc. (Maturity Value $10,606,656)
Collateralized by U.S. Government Agency Securities, 4% - 5%, 10/20/40
- 2/20/49; U.S. Treasury Bill, Discount Note, 4/28/22; and U.S. Treasury
Note, 2.5%, 1/31/24 (valued at $49,230,959) ..................... 48,229,531 48,229,531 10.25
Total Repurchase Agreements (Cost $48,229,531) ........................
48,229,531 10.25
a a a
Total Short Term Investments (Cost $48,229,531 ) .........................
48,229,531 10.25

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 37 .
a
Total Investments (Cost $519,184,844) ..................................
$499,273,125 106.08
Other Assets, less Liabilities ...........................................
(28,621,449) (6.08)
Net Assets ...........................................................
$470,651,676 100.00
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 4 regarding restricted securities.
d
See Note 5 regarding holdings of 5% voting securities.
e
See Note 7 regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $15,304,117, representing 3.3% of net assets.
g
Income may be received in additional securities and/or cash.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Floating Rate Master Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange
(NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustee (the
Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
4. Restricted Securities
At October 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
5. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2021, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Income Fund
597,419 Appvion Operations, Inc ....................... 6/14/18 - 4/12/19 $ 7,393,490 $ 15,319,853
Total Restricted Securities (Value is 2.3% of Net Assets) .............. $7,393,490 $15,319,853
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Master Series
563,596 Appvion Operations, Inc. ...................... 6/14/18 - 4/12/19 $ 5,922,237 $ 14,452,508
Total Restricted Securities (Value is 3.1% of Net Assets) .............. $5,922,237 $14,452,508

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of
Investments.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc $ 14,630,532 $ —
a
$ —
a
$ — $ 689,321 $ 15,319,853 597,419 $ —
Quarternorth Energy
Holding, Inc. ...... — 66,253,150
a
—
a
— (31,646,825) 34,606,325 331,161 —
Quarternorth Energy
Holding, Inc., 2/01/49 — —
a
—
a
— 17,216,005 17,216,005 157,945 —
Interest
QuarterNorth Energy
Holding Inc.-Initial New
Loan ........... — 14,600,907
a
—
a
— 400,407 15,001,314 14,898,885 227,208
b
Total Affiliated Securities
(Value is 12.3% of Net
Assets) .......... $14,630,532 $80,854,057 $— — (13,341,092) $82,143,497 $227,208
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. 13,802,215 —
a
—
a
— 650,29 3 14,452,508 563,596 —
Total Affiliated Securities
(Value is 3.1% of Net
Assets) .......... $13,802,215 $— $— — 650,29 3 $14,452,508 $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
Includes non-cash dividend/interest received.
5. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At October 31, 2021, unfunded commitments were as follows:
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2021, investments in affiliated management investment companies were as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
Aveanna Healthcare LLC $404,934
DexKo Global, Inc. 128,700
Medical Solutions LLC 206,412
National Mentor Holdings, Inc. 171,083
Osmosis Buyer Ltd. 334,674
Sovos Compliance LLC 121,596
Thrasio LLC 2,250,000
$3,617,399
Franklin Floating Rate Master Series
Aveanna Healthcare LLC $234,036
DexKo Global, Inc. 283,431
Medical Solutions LLC 152,079
National Mentor Holdings Inc. 146,725
Osmosis Buyer Ltd. 203,372
Sovos Compliance LLC 79,434
Thrasio LLC 900,000
$1,999,077
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $79,428,569 $54,857,238 $(107,675,033) $— $— $26,610,774 26,610,774 $1,098
Total Affiliated Securities ... $79,428,569 $54,857,238 $(107,675,033) $— $— $26,610,774 $1,098
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $3,652,178 $— $— $— $110,812 $3,762,990 461,717 $34,927
Franklin Liberty Senior Loan ETF 21,343,063 — — — 80,117 21,423,180 857,785 192,843
Total Affiliated Securities ... $24,995,241 $— $— $— $190,929 $25,186,170 $227,770
6. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 183,508 $ — $ 183,508
Machinery ............................ — 1,630,800 — 1,630,800
Oil, Gas & Consumable Fuels ............. — 34,606,325 — 34,606,325
Paper & Forest Products ................. — — 15,319,853 15,319,853
Road & Rail .......................... — — 923,324 923,324
Preferred Stocks ........................ — 625,791 — 625,791
Warrants :
Machinery ............................ — — 5,958 5,958
Oil, Gas & Consumable Fuels ............. — 17,216,005 — 17,216,005
Corporate Bonds ........................ — — 14,449,822 14,449,822
Senior Floating Rate Interests ............... — 571,709,103 1,852,861 573,561,964
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 26,610,774 — — 26,610,774
Total Investments in Securities ........... $26,610,774 $625,971,532 $32,551,818 $685,134,124
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 18,905 $ — $ 18,905
Total Other Financial Instruments ......... $— $18,905 $— $18,905
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery .................... $ — $ 6,019,300 $ — $ 6,019,300
Leisure Facilities ....................... — 216,703 — 216,703
Oil & Gas Exploration & Production ......... — 12,664,564 — 12,664,564
Paper Products ........................ — — 14,452,508 14,452,508
Trucking ............................. — — 701,910 701,910
Management Investment Companies ......... 26,783,989 — — 26,783,989
Preferred Stocks ........................ — 738,960 — 738,960
Warrants .............................. — — 684 684
Corporate Bonds :
Airlines .............................. — 3,290,322 — 3,290,322
Broadcasting ......................... — 1,449,789 — 1,449,789

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Assets:
Corporate Bonds:
Communications Equipment .............. $ — $ 680,150 $ — $ 680,150
Construction Materials .................. — 813,030 — 813,030
Diversified Chemicals ................... — 1,076,625 — 1,076,625
Independent Power Producers & Energy
Traders ............................ — 420,386 — 420,386
Integrated Telecommunication Services ...... — 2,026,611 — 2,026,611
Multi-line Insurance ..................... — 511,533 — 511,533
Oil & Gas Equipment & Services ........... — 254,963 — 254,963
Oil & Gas Storage & Transportation ......... — 472,478 — 472,478
Paper Packaging ...................... — 1,154,112 — 1,154,112
Specialized Consumer Services ........... — 1,150,500 — 1,150,500
Specialized Finance .................... — 450,410 — 450,410
Specialty Chemicals .................... — 644,394 — 644,394
Specialty Stores ....................... — 540,933 — 540,933
Trucking ............................. — 489,375 10,985,072 11,474,447
Wireless Telecommunication Services ....... — 350,984 — 350,984
Senior Floating Rate Interests ............... — 361,496,543 1,206,766 362,703,309
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 48,229,531 — 48,229,531
Total Investments in Securities ........... $26,783,989 $445,142,196 $27,346,940 $499,273,125
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 9,346 $ — $ 9,346
Total Other Financial Instruments ......... — $9,346 — $9,346
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... — 45 — 45
$— $— $— $—
a
Includes securities determined to have no value at October 31, 2021.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Paper & Forest Products $ 14,630,532 $ — $ — $ — $ — $ — $ — $ 689,321 $ 15,319,853 $ 689,321
Road & Rail ....... —
c
— — — — — — 923,324 923,324 923,324
Rights :
Energy Equipment &
Services ........ 1,299,513 — (1,434,946) — — — — 135,433 — —
Warrants :
Machinery ......... 4,846 — — — — — — 1,112 5,958 1,112
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds :
Road & Rail ....... $ 13,289,113 $ — $ — $ — $ — $ 361,065 $ — $ 799,644 $ 14,449,822 $ 799,644
Senior Floating Rate
Interests :
Household Products .. 2,299,977 — (447,116) — — — 10,297 (10,297) 1,852,861 (374,669)
Road & Rail ....... — — — — — — — — — —
Escrows and Litigation
Trusts ........... —
c
— — — — — — — — —
Total Investments in
Securities ............ $31,523,981 $— $(1,882,062) $— $— $361,065 $10,297 $2,538,537 $32,551,818 $2,038,732
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Paper Products ..... $ 13,802,215 $ — $ — $ — $ — $ — $ — $650,293 $ 14,452,508 $ 650,294
Trucking .......... —
c
— — — — — — 701,910 701,910 701,910
Rights
Oil & Gas Equipment &
Services ........ 499,215 — (553,057) — — — — 53,842 — —
Warrants
Industrial Machinery .. 556 — — — — — — $ 128 684 128
Corporate Bonds
Trucking .......... 10,102,676 — — — — 254,023 — 628,373 10,985,072 628,373
Senior Floating Rate
Interests
Household Products .. 1,497,972 — (291,206) — — — 1,750 (1,750) 1,206,766 (244,022)
Trucking .......... — — — — — — — — — —
Escrows and Litigation
Trusts ........... —
c
— — — — — — — — —
Total Investments in Securities . $25,902,634 $— $(844,263) $— $— 254,023 1,750 2,032,796 $27,346,940 1,736,683
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products........... $15,319,853 Discounted cash flow Weighted average cost of capital
21.5% Decrease
c
Free cash flow $136.7 mil Increase
c
Discount for lack of
marketability
5.1% Decrease
c
Long term growth 2.5% Increase
Road & Rail.................................. 923,324 Market comparables Discount for lack of marketability
6.9% Decrease
d
EV / EBITDA multiple 5.6x - 5.9x
(5.8x)
Increase
c
Corporate Bonds:
Road & Rail................................ 14,449,822 Discounted cash flow Discount rate 15.6% Decrease
c
Free cash flow $14.9 mil Increase
Senior Floating Rate Interests:
Household Products.................... 1,852,861 Recovery value Asset value estimate $11.6 mil Increase
c
All Other Investments..................  5,958
e,f
Total.............................................. $32,551,818
Franklin Floating Rate Masters Series
Assets:
Investments in Securities:
Common Stocks:
Paper Products...................... $14,452,508 Discounted cash flow Weighted average cost of capital
21.5% Decrease
c
Free cash flow $136.7 mil Increase
c
Discount for lack of
marketability
5.1% Decrease
c
Long term growth 2.5% Increase
Trucking.................................. 701,910 Discount for lack of marketability
6.9% Decrease
d
EV / EBITDA multiple 5.6x - 5.9x
(5.8x)
Increase
c
Corporate Bonds:
Trucking................................ 10,985,072 Discounted cash flow Discount rate 15.6% Decrease
c
Free cash flow $11.3 mil Increase
Senior Floating Rate Interests:
Household Products................ 1,206,766 Recovery value Asset value estimate $11.6 mil Increase
c
All Other Investments............... 684
e,f
8. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Total..................................... $27,346,940
a
Weighted based on the relative fair value of the financial instruments
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets ha ve been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at October 31, 2021
Cu r rency
USD
United States Dollar
Selected Portfolio
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
TBD
To Be Determined
8. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.